SUPPLEMENTARY CASH FLOW INFORMATION (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Shares acquired under terms of option agreements	$ 118	$ 95
Transfer of share-based payments reserve upon exercise of RSUs	1,018	1,019
Transfer of share-based payments reserve upon exercise of options	1,515	0
Transfer of share-based payments reserve upon option cancellation or expiry	0	61
Equipment acquired under finance leases and equipment loans	889	3,193
Non-cash investing and financing activities	$ 3,540	$ 4,368